Debt (Details 5)	12 Months Ended
Dec. 31, 2012
September 30, 2012 and December 31, 2012 [Member]
Maximum Consolidated Leverage Ratio	3.50 to 1.00
March 31, 2013 [Member]
Maximum Consolidated Leverage Ratio	3.30 to 1.00
June 30, 2013 and September 30, 2013 [Member]
Maximum Consolidated Leverage Ratio	3.00 to 1.00
December 31, 2013 [Member]
Maximum Consolidated Leverage Ratio	2.75 to 1.00
March 31, 2014 [Member]
Maximum Consolidated Leverage Ratio	2.25 to 1.00
June 30, 2014 and thereafter [Member]
Maximum Consolidated Leverage Ratio	2.00 to 1.00